TL1 P1 09/18

SUPPLEMENT DATED SEPTEMBER 10, 2018

TO THE PROSPECTUS DATED MAY 1, 2018

OF

TEMPLETON INCOME TRUST

Templeton Emerging Markets Bond Fund

Templeton Global Bond Fund

Templeton Global Total Return Fund

Templeton International Bond Fund

The prospectus is amended as follows:

I. The following replaces the “Shareholder Fees,” table in the “Fund Summaries – Templeton Emerging Markets Bond Fund – Fees and Expenses of the Fund” section of the prospectus:

Shareholder Fees

(fees paid directly from your investment)

	Class A1	Class C2	Class R	Class R6	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	4.25%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None	1.00%	None	None	None

1. There is a 0.75% contingent deferred sales charge that applies to investments of $500,000 or more (see "Investments of $500,000 or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

2. Effective October 5, 2018, Class C shares that have been held for 10 years or more will convert automatically into Class A shares later in the month of October 2018 and will be subject to Class A shares’ lower Rule 12b-1 fees. Thereafter, Class C shares of the Fund will convert automatically to Class A shares of the Fund on a monthly basis in the month of, or the month following, the 10-year anniversary of the Class C shares’ purchase date.  Such conversions will be on the basis of the relative net asset values of the two classes, will not be subject to Class A shares’ sales charges and are not expected to be a taxable event for federal income tax purposes.  Certain shares that are invested through retirement plans, omnibus accounts or in certain other instances may not automatically convert if the financial intermediary does not have the ability to track purchases to credit individual shareholders’ holding periods.  (See “Your Account – Choosing a Shares Class – Sales Charges - Class C – Automatic Conversion of Class C Shares to Class A Shares After 10-Year Holding Period” for more information.)

II. The following replaces the “Shareholder Fees,” table in the “Fund Summaries – Templeton Global Bond Fund – Fees and Expenses of the Fund” section of the prospectus:

Shareholder Fees

(fees paid directly from your investment)

	Class A1	Class C2	Class R	Class R6	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	4.25%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None	1.00%	None	None	None

1. There is a 0.75% contingent deferred sales charge that applies to investments of $500,000 or more (see "Investments of $500,000 or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

2. Effective October 5, 2018, Class C shares that have been held for 10 years or more will convert automatically into Class A shares later in the month of October 2018 and will be subject to Class A shares’ lower Rule 12b-1 fees. Thereafter, Class C shares of the Fund will convert automatically to Class A shares of the Fund on a monthly basis in the month of, or the month following, the 10-year anniversary of the Class C shares’ purchase date.  Such conversions will be on the basis of the relative net asset values of the two classes, will not be subject to Class A shares’ sales charges and are not expected to be a taxable event for federal income tax purposes.  Certain shares that are invested through retirement plans, omnibus accounts or in certain other instances may not automatically convert if the financial intermediary does not have the ability to track purchases to credit individual shareholders’ holding periods.  (See “Your Account – Choosing a Shares Class – Sales Charges - Class C – Automatic Conversion of Class C Shares to Class A Shares After 10-Year Holding Period” for more information.)

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III. The following replaces the “Shareholder Fees,” table in the “Fund Summaries – Templeton Global Total Return Fund – Fees and Expenses of the Fund” section of the prospectus:

Shareholder Fees

(fees paid directly from your investment)

	Class A1	Class C2	Class R	Class R6	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	4.25%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None	1.00%	None	None	None

1. There is a 0.75% contingent deferred sales charge that applies to investments of $500,000 or more (see "Investments of $500,000 or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

2. Effective October 5, 2018, Class C shares that have been held for 10 years or more will convert automatically into Class A shares later in the month of October 2018 and will be subject to Class A shares’ lower Rule 12b-1 fees. Thereafter, Class C shares of the Fund will convert automatically to Class A shares of the Fund on a monthly basis in the month of, or the month following, the 10-year anniversary of the Class C shares’ purchase date.  Such conversions will be on the basis of the relative net asset values of the two classes, will not be subject to Class A shares’ sales charges and are not expected to be a taxable event for federal income tax purposes.  Certain shares that are invested through retirement plans, omnibus accounts or in certain other instances may not automatically convert if the financial intermediary does not have the ability to track purchases to credit individual shareholders’ holding periods.  (See “Your Account – Choosing a Shares Class – Sales Charges - Class C – Automatic Conversion of Class C Shares to Class A Shares After 10-Year Holding Period” for more information.)

IV. The following replaces the “Shareholder Fees,” table in the “Fund Summaries – Templeton International Bond Fund – Fees and Expenses of the Fund” section of the prospectus:

Shareholder Fees

(fees paid directly from your investment)

	Class A1	Class C2	Class R	Class R6	Advisor Class
Maximum Sales Charge (Load) Imposed on Purchases (as percentage of offering price)	4.25%	None	None	None	None
Maximum Deferred Sales Charge (Load) (as percentage of the lower of original purchase price or sale proceeds)	None	1.00%	None	None	None

1. There is a 0.75% contingent deferred sales charge that applies to investments of $500,000 or more (see "Investments of $500,000 or More" under "Choosing a Share Class") and purchases by certain retirement plans without an initial sales charge on shares sold within 18 months of purchase.

2. Effective October 5, 2018, Class C shares that have been held for 10 years or more will convert automatically into Class A shares later in the month of October 2018 and will be subject to Class A shares’ lower Rule 12b-1 fees. Thereafter, Class C shares of the Fund will convert automatically to Class A shares of the Fund on a monthly basis in the month of, or the month following, the 10-year anniversary of the Class C shares’ purchase date.  Such conversions will be on the basis of the relative net asset values of the two classes, will not be subject to Class A shares’ sales charges and are not expected to be a taxable event for federal income tax purposes.  Certain shares that are invested through retirement plans, omnibus accounts or in certain other instances may not automatically convert if the financial intermediary does not have the ability to track purchases to credit individual shareholders’ holding periods.  (See “Your Account – Choosing a Shares Class – Sales Charges - Class C – Automatic Conversion of Class C Shares to Class A Shares After 10-Year Holding Period” for more information.)

V. The paragraph under “Fund Details – Templeton Emerging Markets Bond Fund – Principal Investment Policies and Practices – Portfolio Selection” is replaced with the following:

The investment manager allocates the Fund's assets based upon its assessment of changing market, political and economic conditions. It considers various factors, including evaluation of interest rates, currency exchange rate changes and credit risks, as well as an assessment of the potential impacts of material environmental, social and governance factors on the long-term risk and return profile of a country.

VI. The paragraph under “Fund Details – Templeton Global Bond Fund – Principal Investment Policies and Practices – Portfolio Selection” is replaced with the following:

The investment manager allocates the Fund's assets based upon its assessment of changing market, political and economic conditions. It considers various factors, including evaluation of interest rates, currency exchange rate changes and credit risks, as well as an assessment of the potential impacts of material environmental, social and governance factors on the long-term risk and return profile of a country. The investment manager may consider selling a security when it believes the security has become fully valued due to either its price appreciation or changes in the issuer's fundamentals, or when the investment manager believes another security is a more attractive investment opportunity.

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VII. The paragraph under “Fund Details – Templeton Global Total Return Fund – Principal Investment Policies and Practices – Portfolio Selection” is replaced with the following:

The investment manager allocates the Fund's assets based upon its assessment of changing market, political and economic conditions. It considers various factors, including evaluation of interest rates, currency exchange rate changes and credit risks, as well as an assessment of the potential impacts of material environmental, social and governance factors on the long-term risk and return profile of a country. The investment manager may consider selling a security when it believes the security has become fully valued due to either its price appreciation or changes in the issuer's fundamentals, or when the investment manager believes another security is a more attractive investment opportunity.

VIII. The paragraph under “Fund Details – Templeton International Bond Fund – Principal Investment Policies and Practices – Portfolio Selection” is replaced with the following:

The investment manager allocates the Fund's assets based upon its assessment of changing market, political and economic conditions. It considers various factors, including evaluation of interest rates, currency exchange rate changes and credit risks, as well as an assessment of the potential impacts of material environmental, social and governance factors on the long-term risk and return profile of a country. The investment manager may consider selling a security when it believes the security has become fully valued due to either its price appreciation or changes in the issuer's fundamentals, or when the investment manager believes another security is a more attractive investment opportunity.

IX. The chart under the “Your Account – Choosing a Share Class” section of the prospectus is replaced with the following:

Class A	Class C	Class R	Class R6	Advisor Class
Initial sales charge of 4.25% or less	No initial sales charge	No initial sales charge	See "Qualified Investors - Class R6" below	See "Qualified Investors - Advisor Class" below
Deferred sales charge of 0.75% on purchases of $500,000 or more sold within 18 months	Deferred sales charge of 1% on shares you sell within 12 months	Deferred sales charge is not applicable
Lower annual expenses than Class C or R due to lower distribution fees	Higher annual expenses than Class A due to higher distribution fees. Automatic conversion to Class A shares after approximately ten years, reducing future annual expenses.	Higher annual expenses than Class A due to higher distribution fees (lower than Class C). No conversion to Class A shares, so annual expenses do not decrease.

X.  The chart under the “Your Account – Choosing a Share Class – Sales Charges – Class A” section of the prospectus is replaced with the following:

Sales Charges – Class A

when you invest this amount	the sales charge makes up this % of the offering price[1]	which equals this % of your net investment[1]
Under $100,000	4.25%	4.44%
$100,000 but under $250,000	3.25%	3.36%
$250,000 but under $500,000	2.25%	2.30%
$500,000 or more	0.00%	0.00%

1. The dollar amount of the sales charge is the difference between the offering price of the shares purchased (which factors in the applicable sales charge in this table) and the net asset value of those shares. Since the offering price is calculated to two decimal places using standard rounding criteria, the number of shares purchased and the dollar amount of the sales charge as a percentage of the offering price and of your net investment may be higher or lower depending on whether there was a downward or upward rounding.

XI. Under the “Your Account – Choosing a Shares Class – Sales Charges - Class A – Sales Charge Waivers – Waivers for certain investors” section of the prospectus, the following is added to the bullet point list:

•  Class C shareholders whose shares are converted to Class A shares after 10 years under the Class C shares’ conversion feature.

XII. The following replaces the “Your Account – Choosing a Shares Class – Sales Charges – Class A – Investments of $1 Million or More” section:

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Investments of $500,000 or More

If you invest $500,000 or more, either as a lump sum or through our cumulative quantity discount or letter of intent programs, you can buy Class A shares without an initial sales charge.  However, there is a 0.75% CDSC on any shares you sell within 18 months of purchase.  This CDSC will change to 1.00% on or after March 10, 2020.  The way we calculate the CDSC is the same for each class (please see “Contingent Deferred Sales Charge (CDSC) - Class A & C”).

XIII. The following replaces the second sentence under “Your Account – Choosing a Shares Class – Sales Charges –Class C” heading:

We place any investment of $500,000 or more in Class A shares, since Class A's annual expenses are lower.

XIV. The “Notice of Automatic Conversion of Class C Shares to Class A Shares after 10-Year Holding Period” section under the “Your Account” section of the prospectus is removed and the following is added after the “Your Account – Choosing a Shares Class – Sales Charges – Class C – Distribution and Service (12b-1) Fees” section:

Automatic Conversion of Class C Shares to Class A Shares After 10-Year Holding Period

Effective on October 5, 2018, Class C shares’ conversion feature will become effective.  The conversion feature provides that Class C shares that have been held for 10 years or more will automatically convert into Class A shares and will be subject to Class A shares’ lower Rule 12b-1 fees (the “Conversion Feature”). On or about October 19, 2018, Class C shares of the Fund that have been outstanding for 10 years or more will automatically convert to Class A shares of the Fund on the basis of the relative net asset values of the two classes.  Thereafter, Class C shares of the Fund will convert automatically to Class A shares of the Fund on a monthly basis in the month of, or the month following, the 10-year anniversary of the Class C (or Class C1) shares’ purchase date.  The monthly conversion date is expected to occur around the middle of every month and generally falls on a Friday.

Terms of the Conversion Feature.  Class C shares that automatically convert to Class A shares of the Fund will convert on the basis of the relative net asset values of the two classes.  Shareholders will not pay a sales charge, including a CDSC, upon the conversion of their Class C shares to Class A shares pursuant to the Conversion Feature. The automatic conversion of the Fund’s Class C shares into Class A shares after the 10-year holding period is not expected to be a taxable event for federal income tax purposes. Shareholders should consult with their tax advisor regarding the state and local tax consequences of such conversions.

If you previously owned Class C1 shares of the Fund, the time you held such shares will count towards the 10-year period for automatic conversion to Class A shares. Class C (or Class C1) shares of the Fund acquired through automatic reinvestment of dividends or distributions will convert to Class A shares of the Fund on the conversion date pro rata with the converting Class C shares of the Fund that were not acquired through reinvestment of dividends or distributions.

Class C shares held through a financial intermediary in an omnibus account will be automatically converted into Class A shares only if the intermediary can document that the shareholder has met the required holding period. In certain circumstances, when shares are invested through retirement plans, omnibus accounts, and in certain other instances, the Fund and its agents may not have transparency into how long a shareholder has held Class C (or Class C1) shares for purposes of determining whether such Class C shares are eligible for automatic conversion into Class A shares and the financial intermediary may not have the ability to track purchases to credit individual shareholders’ holding periods.  This primarily occurs when shares are invested through certain record keepers for group retirement plans, where the intermediary cannot track share aging at the participant level.  In these circumstances, the Fund will not be able to automatically convert Class C shares into Class A shares as described above. In order to determine eligibility for conversion in these circumstances, it is the responsibility of the shareholder or their financial intermediary to notify the Fund that the shareholder is eligible for the conversion of Class C shares to Class A shares, and the shareholder or their financial intermediary may be required to maintain and provide the Fund with records that substantiate the holding period of Class C (and, if applicable, Class C1) shares. In these circumstances, it is the financial intermediary’s (and not the Fund’s) responsibility to keep records and to ensure that the shareholder is credited with the proper holding period. Please consult with your financial intermediary about your shares’ eligibility for this conversion feature.

Also effective October 5, 2018, new accounts or plans may not be eligible to purchase Class C shares of the Fund if it is determined that the intermediary cannot track shareholder holding periods to determine whether a shareholder’s Class C shares are eligible for conversion to Class A shares.  Accounts or plans (and their successor, related and affiliated plans) that have Class C (or Class C1) shares of the Fund available to participants on or before October 5, 2018, may continue to open accounts for new participants in that share class and purchase additional shares in existing participant accounts.  The Fund has no responsibility for overseeing, monitoring or implementing a financial intermediary’s process for determining whether a shareholder meets the required holding period for conversion.

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A financial intermediary may sponsor and/or control accounts, programs or platforms that impose a different conversion schedule or different eligibility requirements for the conversion of Class C shares into Class A shares. In these cases, Class C shareholders may convert to Class A shares under the policies of the financial intermediary and the conversion may be structured as an exchange of Class C shares for Class A shares of the Fund. Financial intermediaries will be responsible for making such exchanges in those circumstances. Please consult with your financial intermediary if you have any questions regarding your shares’ conversion from Class C shares to Class A shares.

XV.  The following replaces the first sentence in the “Your Account – Choosing a Share Class – Reinstatement Privilege” section of the prospectus:

If you sell any class of shares of a Franklin Templeton Investments fund, you may reinvest all or a portion of the proceeds from that sale within 90 days within the same share class (or share class equivalent if the share class you redeemed from is closed to new investors) without an initial sales charge.

XVI. The following is added to the “Your Account – Exchanging Shares – Exchange Privilege” section:

Exchange Effects on Class C Conversion Feature.  Effective October 5, 2018, if you exchange your Class C shares for the same class of shares of another Franklin Templeton fund, the time your shares are held in the initial Fund will count towards the 10-year period for automatic conversion to Class A shares.

XVII. The first paragraph under the section “Your Account – Account Policies – Calculating Share Price – Class A & C” of the prospectus is replaced with the following:

When you buy shares, you pay the "offering price" for the shares. The "offering price" is determined by dividing the NAV per share by an amount equal to 1 minus the sales charge applicable to the purchase (expressed in decimals), calculated to two decimal places using standard rounding criteria. The number of Fund shares you will be issued will equal the amount invested divided by the applicable offering price for those shares, calculated to three decimal places using standard rounding criteria. For example, if the NAV per share is $10.25 and the applicable sales charge for the purchase is 5.50%, the offering price would be calculated as follows: 10.25 divided by 1.00 minus 0.055 [10.25/0.945] equals 10.582011, which, when rounded to two decimal points, equals 10.58. The offering price per share would be $10.58.

XVIII. The following replaces the chart under the “Your Account – Account Policies – Dealer Compensation – Class A, C & R” section of the prospectus:

	Class A	Class C	Class R
Commission (%)	—	1.00[1]	—
Under $100,000	4.00%	—	—
$100,000 but under $250,000	3.00%	—	—
$250,000 but under $500,000	2.25%	—	—
$500,000 or more	Up to 1.00%	—	—
12b-1 fee to dealer	0.25[2]	0.65[3]	0.50

1. Commission includes advance of the first year's 0.15% 12b-1 service fee. Distributors may pay a prepaid commission. However, Distributors does not pay a prepaid commission on any purchases by Employer Sponsored Retirement Plans.

2. For purchases at NAV where Distributors paid a prepaid commission, dealers may start to receive the 12b-1 fee in the 13th month after purchase. For purchases at NAV where Distributors did not pay a prepaid commission, dealers may start to receive the 12b-1 fee at the time of purchase.

3. Dealers may be eligible to receive up to 0.15% at the time of purchase and may be eligible to receive 0.65% starting in the 13th month. During the first 12 months, the full 12b-1 fee will be paid to Distributors to partially offset the commission and the prepaid service fee paid at the time of purchase. For purchases at NAV where Distributors did not pay a prepaid commission, dealers may start to receive the 12b-1 fee at the time of purchase. After approximately 10 years, Class C shares convert to Class A shares and dealers may then be eligible to receive the 12b-1 fee applicable to Class A.  After approximately 10 years, Class C shares convert to Class A shares and dealers may then be eligible to receive the 12b-1 fee applicable to Class A.

Please keep this supplement with your prospectus for future reference.

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TL1 SA1 09/18

SUPPLEMENT DATED SEPTEMBER 10, 2018

TO THE STATEMENT OF ADDITIONAL INFORMATION

DATED MAY 1, 2018 OF

TEMPLETON INCOME TRUST

Templeton Emerging Markets Bond Fund

Templeton Global Bond Fund

Templeton Global Total Return Fund

Templeton International Bond Fund

The Statement of Additional Information (“SAI”) is amended as follows:

I. The following replaces the second paragraph under “Buying and Selling shares – Initial sales charges – Financial intermediary compensation:”

Distributors may pay the following commissions to financial intermediaries who initiate and are responsible for purchases of Class A shares in the following amounts:

Amount of Investment	For Funds with an initial sales charge of 5.50% (%)	For Funds with an initial sales charge of 4.25% (%)	For Funds with an initial sales charge of 2.25% (%)
Under $50,000	5.00	4.00	2.00
$50,000 but under $100,000	4.00	4.00	2.00
$100,000 but under $250,000	3.00	3.00	1.75
$250,000 but under $500,000	2.25	2.25	1.25
$500,000 but under $1 million	1.75	1.00	1.00
$1 million but under $4 million	1.00	1.00	1.00
$4 million but under $10 million	1.00	1.00	1.00
$10 million but under $50 million	0.50	0.50	0.50
$50 million or more	0.25	0.25	0.25

Consistent with the provisions and limitations set forth in its Class A Rule 12b-1 distribution plan, the Fund may reimburse Distributors for the cost of these commission payments.

II. The following replaces the first paragraph under “Buying and Selling shares – Contingent deferred sales charge (CDSC) - Class A & C:”

Contingent deferred sales charge (CDSC) - Class A & C   If you invest any amount in Class C shares, $1 million or more in Class A shares of mutual funds with a maximum initial sales charge of 5.50%, or $500,000 or more for mutual funds with a maximum initial sales charge of 4.25% or 2.25%, either as a lump sum or through our cumulative quantity discount or letter of intent programs, a CDSC may apply on any Class A shares you sell within 18 months and any Class C shares you sell within 12 months of purchase. The CDSC is 1% of the value of the shares sold or the net asset value at the time of purchase, whichever is less, for Class A shares of mutual funds with a maximum initial sales charge of 5.50% and for Class C shares.  The CDSC is 0.75% of the value of the shares sold or the net asset value at the time of purchase, whichever is less, for Class A shares of mutual funds with a maximum initial sales charge of 4.25% or 2.25%; however this CDSC will change to 1.00% on or after March 10, 2020.

Please keep this supplement with your SAI for future reference.

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